UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2000

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ]is  a  restatement.
                                                [ ]adds  new  holdings
                                                   entries.
Institutional  Investment  Manager  Filing  this  Report:

Name:      Ocean Fund Advisors, LLC
           -----------------------------------------------------
Address:   100 Wilshire Boulevard, Suite 1850
           Santa Monica, CA  90401
           -----------------------------------------------------

Form  13F  File  Number:
                          ---

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Michael H. Browne
        -------------------------
Title:  CEO, Managing Member
        -------------------------
Phone:  310-451-8330
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Michael H. Browne                Santa Monica, CA                 11/14/2000
---------------------                ----------------                 ----------
     [Signature]                       [City, State]                    [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________

28-____________   ________________________________________

28-____________   ________________________________________

         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report  Summary:5
Number of Other Included Managers:                       0
                                              ------------

Form  13F  Information  Table  Entry  Total:            64
                                              ------------

Form  13F  Information  Table  Value  Total:  $387,913,372
                                              ------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                               FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------ ------ ----
Abgenix                        Common           00339B107  7285022   90150          SOLE              90150      0    0
Akamai Technologies            Common           00971T101  3923244   74700          SOLE              74700      0    0
America Online                 Common           02364J104  1859750   34600          SOLE              34600      0    0
American Express Co            Common           025816109 11613881  191175          SOLE             191175      0    0
Ameritrade Hldg Corp           Common           03072H109  3837550  216200          SOLE             216200      0    0
Amgen Inc                      Common           031162100 13222311  189350          SOLE             189350      0    0
Applied Micro                  Common           03822W109 10570413  102100          SOLE             102100      0    0
Ask Jeeves                     Common           045174109  2442887  127300          SOLE             127300      0    0
AT & T Corp Liberty            Common           001957208  4849110  268500          SOLE             268500      0    0
Avici System Inc               Common           05367L109  4242352   44600          SOLE              44600      0    0
Biosite Dianostics             Common           090945106  8479671  212683          SOLE             212683      0    0
Bristol Myers Squibb           Common           110122108  7707875  134050          SOLE             134050      0    0
Broadcom Corp                  Common           111320107  1962188    8050          SOLE               8050      0    0
Capital One                    Common           1404OH105  7524444  107400          SOLE             107400      0    0
Ciena Corp                     Common           171779101  9935329   80900          SOLE              80900      0    0
Cisco Systems Inc              Common           17275R102  9176473  166090          SOLE             166090      0    0
Conceptus Inc                  Common           206016107  1844260  202000          SOLE             202000      0    0
Corning                        Common           219350105  7499250   75750          SOLE              75750      0    0
Digital Insight                Common           25385P106  2565420   71500          SOLE              71500      0    0
Docent, Inc                    Common           25608L106   457750   25000          SOLE              25000      0    0
Echostar Commun Corp           Common           278762109 16216405  307420          SOLE             307420      0    0
Endocardial Solutions          Common           292962107  1397482  211100          SOLE             211100      0    0
Exodus                         Common           302088109  1947647   39450          SOLE              39450      0    0
Extreme                        Common           30226D106 12177075  106350          SOLE             106350      0    0
Gannett Inc                    Common           364730101  6736300  127100          SOLE             127100      0    0
Gemstar TV Guide               Common           36866W106  3060369   35100          SOLE              35100      0    0
Genentech Inc                  Common           368710406  1559796   16800          SOLE              16800      0    0
Goldman Sachs                  Common           38141G104 10961100   96150          SOLE              96150      0    0
Guitar Ctr Inc                 Common           402040109  1562139  126900          SOLE             126900      0    0
IDEC Pharmaceuticals           Common           449370105 12976640   74000          SOLE              74000      0    0
Inspire Pharmaceuticals        Common           457733103  1254000   41800          SOLE              41800      0    0
Intel Corp                     Common           458140100  6475879  155820          SOLE             155820      0    0
I2 Technologies Inc            Common           465754109  5162856   27600          SOLE              27600      0    0
JDS Uniphase                   Common           46612J101  9218072   97350          SOLE              97350      0    0
Juniper Networks               Common           48203R104  6020850   27500          SOLE              27500      0    0
Leap Wireless Intl             Common           521863100  5040459   80570          SOLE              80570      0    0
Maxwell Technologies           Common           577767106   978480   54000          SOLE              54000      0    0
MBNA                           Common           55262L100  4000150  103900          SOLE             103900      0    0
McLeod Inc                     Common           582266102  4891158  341800          SOLE             341800      0    0
Medimmune                      Common           584699102  3762075   48700          SOLE              48700      0    0
Micron Technology              Common           595112103  6065100  131850          SOLE             131850      0    0
Morgan Stanly Dn Wttr          Common           617446448  5957316   65150          SOLE              65150      0    0
National Semiconductor         Common           637640103  5000025  122700          SOLE             122700      0    0
Nokia Corp                     Common           654902204  4973600  124340          SOLE             124340      0    0
Nortel Networks                Common           656568102 15367541  258278          SOLE             258278      0    0
Oracle                         Common           68389X105  6175572  156820          SOLE             156820      0    0
PE Biosystems                  Common           69332S102 10486800   90000          SOLE              90000      0    0
Pharmacia Corp                 Common           71713U102  7595196  126187          SOLE             126187      0    0
PMC - Sierra                   Common           69344F106 12054000   56000          SOLE              56000      0    0
Proton Energy                  Common           74371K101  1316520   46000          SOLE              46000      0    0
Providian Finl Corp            Common           74406A102  3898900   30700          SOLE              30700      0    0
Qualcomm                       Common           747525103  1759875   24700          SOLE              24700      0    0
Schwab Charles Corp            Common           808512105  7544469  212700          SOLE             212700      0    0
Southern Energy                Common           842816100   652704   20800          SOLE              20800      0    0
Stepstone                      Common           59313857     35700   10000          SOLE              10000      0    0
Sun Microsystems Inc           Common           866810104 10956404   93845          SOLE              93845      0    0
Texas Instruments Inc          Common           882508104  9188359  193970          SOLE             193970      0    0
3-Dimensional Pharmace         Common           88554W104   212400    5900          SOLE               5900      0    0
Union Pacific Corp             Common           907818108  5424342  139300          SOLE             139300      0    0
Verisign                       Common           92343E102 13509942   66696          SOLE              66696      0    0
Viacom Inc                     Common           925524308  6775763  115825          SOLE             115825      0    0
Voicestream Wireless           Common           928615103  6329912   54540          SOLE              54540      0    0
Westvaco Corp                  Common           961548104  6886020  258000          SOLE             258000      0    0
Yahoo                          Common           984332106  3348800   36800          SOLE              36800      0    0